Adoption of ASU 2018-12 (Summary of Changes in DAC, VOBA and DSI) (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Accounting Standards Update 2018-12 [Member]
DAC			$ 10,975
VOBA			900
DSI			229
DAC, VOBA and DSI			12,104
Accounting Standards Update 2018-12 [Member] | Cumulative Effect, Period of Adoption, Adjustment [Member]
DAC, VOBA and DSI			6,079
Accounting Standards Update 2018-12 [Member] | Cumulative Effect, Period of Adoption, Adjustment [Member] | Accumulated Other Comprehensive Income (Loss) [Member]
DAC, VOBA and DSI			6,079
Traditional Life [Member]
DAC	$ 1,333	$ 1,195	1,082
VOBA	50	59	67
Traditional Life [Member] | Accounting Standards Update 2018-12 [Member]
DAC			1,082
VOBA			67
Ul and Other [Member]
DAC	5,605	5,360	5,425
VOBA	465	511	810
DSI	30	31	35
Ul and Other [Member] | Accounting Standards Update 2018-12 [Member]
DAC			5,425
VOBA			810
DSI			35
Retirement Plan Services Segment [Member]
DAC	236	235	232
DSI	17	14	14
Retirement Plan Services Segment [Member] | Accounting Standards Update 2018-12 [Member]
DAC			232
DSI			14
Group Protection Segment [Member]
DAC	141	140	187
Group Protection Segment [Member] | Accounting Standards Update 2018-12 [Member]
DAC			187
As Previously Reported [Member] | Accounting Standards Update 2018-12 [Member]
DAC			5,565
VOBA			247
DSI			213
DAC, VOBA and DSI			6,025
As Previously Reported [Member] | Traditional Life [Member] | Accounting Standards Update 2018-12 [Member]
DAC			1,082
VOBA			67
As Previously Reported [Member] | Ul and Other [Member] | Accounting Standards Update 2018-12 [Member]
DAC			394
VOBA			180
DSI			35
As Previously Reported [Member] | Retirement Plan Services Segment [Member] | Accounting Standards Update 2018-12 [Member]
DAC			120
DSI			13
As Previously Reported [Member] | Group Protection Segment [Member] | Accounting Standards Update 2018-12 [Member]
DAC			187
Restatement Adjustments [Member] | Accounting Standards Update 2018-12 [Member]
DAC			5,410
VOBA			653
DSI			16
DAC, VOBA and DSI			6,079
Restatement Adjustments [Member] | Ul and Other [Member] | Accounting Standards Update 2018-12 [Member]
DAC			5,031
VOBA			630
Restatement Adjustments [Member] | Retirement Plan Services Segment [Member] | Accounting Standards Update 2018-12 [Member]
DAC			112
DSI			1
Variable Annuities [Member]
DAC	3,751	3,717	3,570
DSI	128	139	150
Variable Annuities [Member] | Accounting Standards Update 2018-12 [Member]
DAC			3,570
DSI			150
Variable Annuities [Member] | As Previously Reported [Member] | Accounting Standards Update 2018-12 [Member]
DAC			3,518
DSI			148
Variable Annuities [Member] | Restatement Adjustments [Member] | Accounting Standards Update 2018-12 [Member]
DAC			52
DSI			2
Fixed Annuity [Member]
DAC	439	448	479
VOBA	17	20	23
DSI	$ 23	$ 27	30
Fixed Annuity [Member] | Accounting Standards Update 2018-12 [Member]
DAC			479
VOBA			23
DSI			30
Fixed Annuity [Member] | As Previously Reported [Member] | Accounting Standards Update 2018-12 [Member]
DAC			264
DSI			17
Fixed Annuity [Member] | Restatement Adjustments [Member] | Accounting Standards Update 2018-12 [Member]
DAC			215
VOBA			23
DSI			$ 13